Derivative Financial Assets - Summary of financial instrument fair value (Detail) - HKD ($)	3 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Fair value using valuation technique [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	$ 1,315,842,010	$ 1,248,566,044	$ 1,212,998,518	$ 968,386,750	$ 1,081,207,567	$ 990,853,956	$ 1,022,223,853	$ 1,036,169,019
Changes in fair value	934,937	83,632,460	44,938,920	201,787,611	(111,313,048)	89,306,993	(34,326,652)	(12,266,453)
Partial settlement	(15,306,985)
Realized gain upon disposal	3,786,355
Contract renegotiation	80,156	(16,356,494)	(9,371,394)	42,824,157	(1,507,769)	1,046,618	2,956,755	(1,678,713)
Ending balance	1,305,336,473	1,315,842,010	1,248,566,044	1,212,998,518	968,386,750	1,081,207,567	990,853,956	1,022,223,853
Fair value using valuation technique [member] | Previously Reported [Member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	1,332,198,504	1,257,937,438	1,170,174,361	969,894,519	1,080,160,949	987,897,201	1,023,902,566
Ending balance	1,305,256,317	1,332,198,504	1,257,937,438	1,170,174,361	969,894,519	1,080,160,949	987,897,201	1,023,902,566
Day 1 profit or loss [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	16,356,494	9,371,394	(42,824,157)	1,507,769	(1,046,618)	(2,956,755)	1,678,713	(12,266,453)
Recognition of day 1 profit or loss	(16,356,494)	(9,371,394)	42,824,157	(1,507,769)	1,046,618	2,956,755	(1,678,713)	12,266,453
Contract renegotiation	(80,156)	16,356,494	9,371,394	(42,824,157)	1,507,769	(1,046,618)	(2,956,755)	1,678,713
Ending balance	(80,156)	16,356,494	9,371,394	(42,824,157)	1,507,769	(1,046,618)	(2,956,755)	1,678,713
Net carrying amount presented on the statement of financial position [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	1,332,198,504	1,257,937,438	1,170,174,361	969,894,519	1,080,160,949	987,897,201	1,023,902,566	1,023,902,566
Changes in fair value	934,937	83,632,460	44,938,920	201,787,611	(111,313,048)	89,306,993	(34,326,652)	(12,266,453)
Partial settlement	(15,306,985)
Realized gain upon disposal	3,786,355
Recognition of day 1 profit or loss	(16,356,494)	(9,371,394)	42,824,157	(1,507,769)	1,046,618	2,956,755	(1,678,713)	12,266,453
Ending balance	1,305,256,317	1,332,198,504	1,257,937,438	1,170,174,361	969,894,519	1,080,160,949	987,897,201	1,023,902,566
Net carrying amount presented on the statement of financial position [member] | Previously Reported [Member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	1,332,198,504	1,257,937,438	1,170,174,361	969,894,519	1,080,160,949	987,897,201	1,023,902,566
Ending balance	1,305,256,317	1,332,198,504	1,257,937,438	1,170,174,361	969,894,519	1,080,160,949	987,897,201	1,023,902,566
Net fair value change on derivative financial instrument presented on the statement of profit or loss and other comprehensive income [member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	362,303,985	288,042,919	200,279,842	(54,008,047)	56,258,383	(36,005,365)
Beginning balance				0
Changes in fair value	934,937	83,632,460	44,938,920	201,787,611	(111,313,048)	89,306,993	(34,326,652)	(12,266,453)
Recognition of day 1 profit or loss	(16,356,494)	(9,371,394)	42,824,157	(1,507,769)	1,046,618	2,956,755	(1,678,713)	$ 12,266,453
Ending balance	346,882,428	362,303,985	288,042,919	200,279,842	(54,008,047)	56,258,383	(36,005,365)
Net fair value change on derivative financial instrument presented on the statement of profit or loss and other comprehensive income [member] | Previously Reported [Member]
Disclosure Of Derivative Financial Instrument Fair Value Change In Profit Or Loss And Other Comprehensive Income [Line Items]
Beginning balance	362,303,985	288,042,919	200,279,842	(54,008,047)	56,258,383	(36,005,365)
Ending balance	$ 346,882,428	$ 362,303,985	$ 288,042,919	$ 200,279,842	$ (54,008,047)	$ 56,258,383	$ (36,005,365)